As filed with the Securities and Exchange Commission on November 27, 2017

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811- 23175

MATRIX ADVISORS FUNDS TRUST

10 Bank Street, Suite 590, White Plains, NY 10606

David A. Katz
10 Bank Street, Suite 590
White Plains, NY 10606

1 (800) 366-6223

Copies to:

Carol Gehl
Godfrey & Kahn, S.C.
833 East Michigan Street, Suite 1800
Milwaukee, WI 53202

Date of fiscal year end: June 30, 2018

Date of reporting period:  September 30, 2017

Item 1. Schedule of Investments.

Matrix Advisors Dividend Fund
Schedule of Investments
September 30, 2017 (Unaudited)

Shares		Value

COMMON STOCKS - 99.7%
Bank (Money Center): 5.2%
3,700	JPMorgan Chase & Co.	$353,387

Bank (Regional): 3.8%
5,600	BB&T Corp.	262,864

Bank (Super Regional): 5.2%
6,400	Wells Fargo & Co.	352,960

Beverages: 4.2%
1,900	PepsiCo, Inc.	211,717
1,700	The Coca-Cola Co.	76,517
		288,234

Biotechnology: 2.3%
1,950	Gilead Sciences, Inc.	157,989

Computer Peripherals: 1.5%
700	IBM	101,556

Computer Software and Services: 3.6%
3,300	Microsoft Corp.	245,817

Diversified Operations: 3.4%
2,000	United Technologies Corp.	232,160

Drug: 12.6%
3,550	AbbVie, Inc.	315,452
4,300	Merck & Co., Inc.	275,329
7,500	Pfizer, Inc.	267,750
		858,531

Drug Store: 3.3%
2,800	CVS Health Corp.	227,696

Food Processing (Retail): 3.6%
4,700	General Mills, Inc.	243,272

Household Products: 6.5%
1,900	Kimberly-Clark Corp.	223,592
2,400	The Procter & Gamble Co.	218,352
		441,944

Hyper Markets and Super Centers: 2.8%
3,200	Target Corp.	188,832

Insurance (Diversified): 4.6%
6,000	MetLife, Inc.	311,700

Manufacturing - Miscellaneous: 4.7%
4,200	Eaton Corp Plc	322,518

Medical Supplies: 2.4%
1,250	Johnson & Johnson	162,513

Petroleum (Integrated): 9.3%
1,700	Chevron Corp.	199,750
2,200	Exxon Mobil Corp.	180,356
4,100	Royal Dutch Shell PLC - ADR	256,414
		636,520

Petroleum (Producing): 2.3%
2,500	Occidental Petroleum Corp.	160,525

Telecommunication Services: 7.0%
5,300	AT&T, Inc.	207,601
5,400	Verizon Communications, Inc.	267,246
		474,847

Telecommunications (Equipment): 6.5%
8,500	Cisco Systems, Inc.	285,855
3,050	QUALCOMM, Inc.	158,112
		443,967

Transportation Services: 4.9%
2,785	United Parcel Service, Inc.	334,451

TOTAL COMMON STOCKS (Cost $6,286,607)		$6,802,283

SHORT-TERM INVESTMENTS - 0.1%
7,317	Fidelity Institutional Money Market Funds - Government Portfolio - 0.95%*	7,317

TOTAL SHORT-TERM INVESTMENTS (Cost $7,317)		$7,317

TOTAL INVESTMENTS (Cost $6,293,924): 99.8%		6,809,600
Other Assets in Excess of Liabilities: 0.2%		12,339
TOTAL NET ASSETS: 100.0%		$6,821,939

ADR - American Depositary Receipt
* Rate quoted is seven-day yield at period end

The cost basis of investment for federal income tax purposes at September 30, 2017, was as follows+:

Cost of investments	$6,293,924
Gross unrealized appreciation	669,379
Gross unrealized depreciation	(153,703)
Net unrealized appreciation	$515,676

+Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year's federal income tax information, please refer to the
Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of each Fund's investments and are summarized in the following fair value hierarchy:

Level 1 -	Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access.

Level 2 -	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayments speeds, credit risk, yield curves, default rates and similar data.

Level 3 -	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the company's own assumptions about the assumption a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds' net assets as of September 30, 2017:

	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)

Description				Total
Equity
Common Stock *	$6,802,283	$-	$-	$6,802,283
Total Equity	$6,802,283	$-	$-	$6,802,283
Short-Term Investments	$7,317	$-	$-	$7,317
Total Investments in Securities	$6,809,600	$-	$-	$6,809,600

* Refer to the Schedule of Investments for a breakout of common stocks by industry classification.
There were no transfers between Level 1, Level 2, or Level 3.

Item 2. Controls and Procedures.

(a)
The Registrant's President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Matrix Advisors Funds Trust

By /s/ David A. Katz
      David A. Katz, President and Treasurer

Date                          November 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ David A. Katz
      David A. Katz, President and Treasurer

Date                          November 22, 2017